Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013		Sep. 30, 2012
Cash flows from operating activities:
Net income	$ 10,019	$ 15,385		$ 7,808
Adjustments to reconcile net income to net cash provided by continuing operating activities:
Depreciation, depletion and amortization	16,139	14,065		12,994
Deferred income taxes	(801)	4,437		1,539
Equity in loss of joint ventures	128	63		8
Gain on sale of equipment and property	(1,063)	(8,889)		(2,332)
Income from discontinued operations, net	0	0		(97)
Stock-based compensation	1,139	883		701
Net changes in operating assets and liabilities:
Accounts receivable	1,037	47		(317)	[1]
Inventory of parts and supplies	(14)	(38)		278
Prepaid expenses and other current assets	(298)	1,340		(685)
Other assets	(1,891)	(1,595)		(1,899)
Accounts payable and accrued liabilities	(433)	619	[2]	1,572
Income taxes payable and receivable	226	901		(333)
Long-term insurance liabilities and other long-term liabilities	(834)	(340)		1,070
Net cash provided by operating activities of continuing operations	23,354	26,878		20,307
Net cash provided by operating activities of discontinued operations	0	0		177
Net cash provided by operating activities	23,354	26,878		20,484
Cash flows from investing activities:
Purchase of transportation group property and equipment	(9,631)	(15,612)		(10,459)
Investments in mining royalty land segment	0	0		(11,039)
Investments in developed property rentals segment	(19,283)	(22,936)		(12,850)
Transportation group business acquisition	(10,023)	0		0
Investment in joint ventures	(5,266)	(116)		(125)
Cash held in escrow	1,508	(1,569)		0
Proceeds from the sale of real estate held for investment, property, plant and equipment	3,324	17,708	[2]	2,817
Net cash used in investing activities	(39,371)	(22,525)		(31,656)
Cash flows from financing activities:
Increase in bank overdrafts	685	248		0
Repayment of long-term debt	(4,311)	(12,466)		(4,902)
Repurchase of Company Stock	0	(233)		(315)
Proceeds from borrowing on revolving credit facility	30,945	7,300		0
Payment on revolving credit facility	(13,300)	(7,300)		0
Excess tax benefits from exercises of stock options and vesting of restricted stock	1,047	701		754
Exercise of employee stock options	1,462	1,186		1,322
Net cash provided by (used in) financing activities	16,528	(10,564)		(3,141)
Net increase (decrease) in cash and cash equivalents	511	(6,211)		(14,313)
Cash and cash equivalents at beginning of year	502	6,713		21,026
Cash and cash equivalents at end of the year	1,013	502		6,713
Supplemental disclosures of cash flow information:
Cash paid during the year for interest, net of capitalized amounts	1,475	2,520		2,638
Cash paid during the year for income taxes	$ 6,180	$ 3,803		$ 3,717

[1]	The Company recorded non-cash transactions in 2012 for a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property.
[2]	The Company recorded a $334 non-cash transaction for accrued liabilities of deferred gains and post sale obligations related to investment land sold in 2013.